Fair Value Measurements - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	$ (1,606.6)	$ (1,973.7)
Assets	5,852.5	5,374.4
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(652.1)	(1,117.1)
Assets	558.2	472.0
Recurring fair value measurement | Embedded derivative | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0
Recurring fair value measurement | Embedded derivative | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		26.7
Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(652.7)	(1,084.7)
Assets	558.2	472.0
Not measured at fair value in statement of financial position but for which fair value is disclosed | Embedded derivative
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0.0	0.0
Not measured at fair value in statement of financial position but for which fair value is disclosed | Embedded derivative | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		26.7
Long-term borrowings | Recurring fair value measurement | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(451.1)	(435.8)
Long-term borrowings | Recurring fair value measurement | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0.0	(449.2)
Long-term borrowings | Recurring fair value measurement | Credit facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(200.0)	(220.0)
Long-term borrowings | Recurring fair value measurement | Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(1.0)	(2.3)
Long-term borrowings | Not measured at fair value in statement of financial position but for which fair value is disclosed | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(451.7)	(452.0)
Long-term borrowings | Not measured at fair value in statement of financial position but for which fair value is disclosed | Term Loan
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		(400.8)
Long-term borrowings | Not measured at fair value in statement of financial position but for which fair value is disclosed | Credit facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(200.0)	(220.0)
Long-term borrowings | Not measured at fair value in statement of financial position but for which fair value is disclosed | Equipment loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	$ (1.0)	$ (2.1)